SUBSEQUENT EVENTS (Details Narrative) - Securities Purchase Agreement [Member] - Institutional Investors [Member] ¥ / shares in Units, ¥ in Thousands	1 Months Ended
Feb. 16, 2024 CNY (¥) ¥ / shares shares
Registered Offering [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	1,487,870
Share purchase price | ¥ / shares	¥ 2.20
Private Placements [Member]
IfrsStatementLineItems [Line Items]
Warrants initially exercisable | shares	1,115,903
Excise prices of warrants | ¥ / shares	¥ 3.00
Proceeds from warrants exerciseable | ¥	¥ 3,010